Securitization and Variable Interest Entities (VIEs) (Type and Carrying Value of Financial Assets) (Details) In Billions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Securitization and Variable Interest Entities (VIEs)
Equities	$ 1.08	¥ 89.00	¥ 538.00
Debt securities	1.33	110.00	205.00
Mortgage and mortgage-backed securities	0.42	35.00	127.00
Loans	0.27	22.00	29.00
Total	3.10	256.00	899.00
Long-term borrowings	$ 2.78	¥ 230.00	¥ 758.00